ESTIMATION OF FAIR VALUE - Measurements of fair value of liabilities on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 327,432,278	$ 287,456,313
Recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,105,723	1,509,201
Recurring fair value measurement [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,049,910	1,452,574
Recurring fair value measurement [member] | Trading derivatives [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	659,871	1,112,439
Recurring fair value measurement [member] | Trading derivatives [member] | Bond forward [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,014	2,071
Recurring fair value measurement [member] | Trading derivatives [member] | Index futures | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	4,972	1,165
Recurring fair value measurement [member] | Trading derivatives [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	230,862	251,414
Recurring fair value measurement [member] | Trading derivatives [member] | Currency swap contract [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	72,044	39,705
Recurring fair value measurement [member] | Trading derivatives [member] | Currency Options [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	79,147	45,780
Recurring fair value measurement [member] | Hedging derivative liabilities [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	55,813	56,627
Recurring fair value measurement [member] | Hedging derivative liabilities [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	33,160	26,924
Recurring fair value measurement [member] | Hedging derivative liabilities [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	22,653	29,703
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	4,972	1,165
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	4,972	1,165
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading derivatives [member] | Index futures | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	4,972	1,165
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,100,751	1,508,036
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,044,938	1,451,409
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	659,871	1,112,439
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Bond forward [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,014	2,071
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	230,862	251,414
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency swap contract [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	72,044	39,705
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency Options [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	79,147	45,780
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging derivative liabilities [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	55,813	56,627
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging derivative liabilities [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	33,160	26,924
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging derivative liabilities [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 22,653	$ 29,703